                                                     ARMADA
SEMI-ANNUAL REPORT
                                                     FUNDS
NOVEMBER 30, 1997
                                                     MONEY
(UNAUDITED)
                                                     MARKET

                                                     SERIES


ARMADA MONEY MARKET FUND
ARMADA GOVERNMENT MONEY MARKET FUND
ARMADA TREASURY MONEY MARKET FUND
ARMADA TAX EXEMPT MONEY MARKET FUND
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND




                                                      [ARMADA FUNDS LOGO]
                                                Financial Power Close at Hand

LOGO                        ARMADA FUNDS
                            MONEY MARKET SERIES
                            SEMI-ANNUAL REPORT -- NOVEMBER 30, 1997
                            (UNAUDITED)

                                TABLE OF CONTENTS
                                Chairman's Message...........................................    1
                                PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS
                                  Armada Money Market Fund...................................    3
                                  Armada Government Money Market Fund........................    8
                                  Armada Treasury Money Market Fund..........................   11
                                  Armada Tax Exempt Money Market Fund........................   13
                                  Armada Pennsylvania Tax Exempt Money Market Fund...........   21
                                FINANCIAL STATEMENTS
                                  Statement of Assets and Liabilities........................   27
                                  Statement of Operations....................................   28
                                  Statement of Changes in Net Assets.........................   29
                                NOTES TO FINANCIAL STATEMENTS................................   30

- SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, NATIONAL ASSET MANAGEMENT CORPORATION, THEIR AFFILIATES OR ANY BANK.
- SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and National Asset Management Corporation serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.

ARMADA
MONEY MARKET FUND
ARMADA
GOVERNMENT
MONEY MARKET FUND
ARMADA
TREASURY
MONEY MARKET FUND
ARMADA
TAX EXEMPT
MONEY MARKET FUND
ARMADA
PENNSYLVANIA
TAX EXEMPT
MONEY MARKET FUND

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDER:

                              It is my pleasure to update you on the semi-annual
                            performance of the Armada Funds. As of November 30, 1997, the Funds held total assets of $6.09 billion, an increase of 13% over the total assets of six months ago. This growth is the direct result of additional investments by shareholders and strong, ongoing improvement in investment income.

                            INVESTMENT PERFORMANCE EARNS NATIONAL RECOGNITION

                              Our performance has been impressive considering
                            the relatively high volatility in the recent market. Especially noteworthy has been the recognition given to Armada Funds by industry publications as exemplified by the following:

                              - The Armada Equity Growth Fund was highlighted in
                                Investor's Business Daily as one of the leading mutual funds for the past three years.

                              - The Armada Small Cap Value Fund (formerly the
                                Mid Cap Regional Fund) was awarded a 5-star rating from Morningstar on August 31, 1997.

                              - The Armada GNMA Fund was recognized by The Wall
                                Street Journal on October 14, 1997 as one of the top GNMA funds in the country.

                              - In the December 1997 issue of Mutual Funds
                                Magazine, the entire Armada Family of Funds was awarded 4 stars out of a possible five.

                            EXPANDING AND CLARIFYING OUR RANGE OF INVESTMENT CHOICES

                              The range of investment opportunities for current
                            and potential shareholders was significantly expanded in August with the addition of three new equity funds. Within the Armada Equity Series, you now can diversify across large and small market capitalizations, and take advantage of both growth and value styles of investing. The six funds in the Series are:

                                Armada Core Equity Fund           Armada Small Cap Growth Fund
                                Armada International Equity Fund  Armada Equity Income Fund
                                Armada Equity Growth Fund         Armada Small Cap Value Fund

LOGO                        CHAIRMAN'S MESSAGE

                            CHANGES APPROVED BY SHAREHOLDERS

                              Several changes were approved at our November 1997
                            shareholder meeting. Additionally, three funds were renamed to more accurately reflect their investment style and fund characteristics:

                            Armada Small Cap Value Fund is the new name for the former Armada Mid Cap Regional Fund.

                            Armada Bond Fund is the new name for the former Armada Intermediate Government Fund.

                            Armada Intermediate Bond Fund is the new name for the former Armada Fixed Income Fund.

                              Other changes were made to clarify the investment
                            objectives and limitations for a number of funds. Also, all of the funds elected the Board of Trustees who are listed on the back page of this report.

                              If you would like more information about your
                            investment, or any of the Armada Funds, please call your account representative or 1-800-622-FUND(3863). Or you can find us on the World Wide Web at WWW.NATIONAL-CITY.COM. Click Invest It! for Armada Funds information. We are pleased to answer your questions and look forward to serving your investment needs now and in the years to come.

                              Best wishes for a happy, healthy and rewarding
                            1998.

                            Sincerely,

                            /s/ Robert D. Neary
                            Robert D. Neary
                            Chairman
                            Armada Funds

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- 86.9%
AGRICULTURE -- 4.2%
  Canadian Wheat Board (P1, A1+)
    5.48%.......... 12/04/97   $10,000   $    9,995,433
    5.48%.......... 12/08/97    15,000       14,984,017
    5.48%.......... 12/17/97    25,000       24,939,111
  Cargill Financial Services (P1, A1+)
    5.57%.......... 01/07/98    23,000       22,868,331
    5.57%.......... 03/13/98    20,000       19,684,367
                                         --------------
                                             92,471,259
                                         --------------
CHEMICALS -- 6.2%
  Dow Chemical Co. (P1, A1)
    5.55%.......... 12/19/97    14,500       14,459,762
  E.I. DuPont de Nemours & Co.
   (P1, A1+)
    5.50%.......... 01/12/98    25,000       24,839,583
    5.50%.......... 01/14/98    25,000       24,831,944
    5.50%.......... 01/20/98    25,000       24,809,028
    5.50%.......... 02/03/98    25,000       24,755,556
  Monsanto Co. (P1, A1)
    5.49%.......... 12/04/97    25,000       24,988,562
                                         --------------
                                            138,684,435
                                         --------------
CONSUMER NON-DURABLES -- 5.3%
  Clorox Co. (P1, A1)
    5.49%.......... 12/16/97     9,000        8,979,413
    5.48%.......... 12/23/97    10,000        9,966,511
  Procter & Gamble Co. (P1, A1+)
    5.46%.......... 12/02/97    20,000       19,996,967
    5.48%.......... 12/29/97    25,000       24,893,444
    5.58%.......... 03/02/98    25,000       24,647,375
    5.55%.......... 03/05/98    30,000       29,565,250
                                         --------------
                                            118,048,960
                                         --------------

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
DIVERSIFIED -- 5.4%
  General Electric Capital Corp. (P1,
   A1+)
    5.55%.......... 01/26/98   $20,000   $   19,827,333
    5.59%.......... 02/04/98    25,000       24,747,674
    5.60%.......... 02/09/98    15,000       14,836,667
    5.67%.......... 03/06/98    15,000       14,775,563
  Minnesota Mining & Manufacturing Co.
   (P1, A1+)
    5.53%.......... 01/21/98    21,000       20,835,483
    5.55%.......... 02/19/98    25,000       24,691,667
                                         --------------
                                            119,714,387
                                         --------------
DRUGS & HEALTH CARE -- 2.2%
  Schering Corp. (P1, A1+)
    5.47%.......... 12/17/97    15,000       14,963,533
    5.50%.......... 01/06/98    15,000       14,917,500
    5.64%.......... 02/03/98    20,000       19,799,467
                                         --------------
                                             49,680,500
                                         --------------
ELECTRONICS -- 2.0%
  Lucent Technologies Inc. (P1, A1)
    5.47%.......... 12/05/97    15,000       14,990,883
    5.48%.......... 12/08/97    30,000       29,968,033
                                         --------------
                                             44,958,916
                                         --------------
ENTERTAINMENT -- 2.7%
  Walt Disney Co. (P1, A1)
    5.48%.......... 01/22/98    20,000       19,841,689
    5.51%.......... 01/26/98    15,000       14,871,433
    5.53%.......... 02/06/98    25,000       24,742,701
                                         --------------
                                             59,455,823
                                         --------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
FINANCE-CONDUIT -- 15.9%
  Ciesco, L.P. (P1, A1+)
    5.50%.......... 12/05/97   $20,000   $   19,987,778
    5.55%.......... 01/22/98    20,000       19,839,667
    5.55%.......... 01/23/98    20,000       19,836,583
    5.58%.......... 02/17/98    20,000       19,758,200
    5.65%.......... 02/27/98    20,000       19,723,778
  Corporate Asset Funding Co., Inc.
   (P1, A1+)
    5.50%.......... 12/10/97    20,000       19,972,500
    5.52%.......... 01/13/98    10,000        9,934,067
    5.51%.......... 01/16/98    20,000       19,859,189
    5.70%.......... 01/21/98    20,000       19,838,500
    5.58%.......... 02/02/98    25,000       24,755,875
  Delaware Funding Corp. (P1, A1+)
    5.52%.......... 12/11/97    14,000       13,978,533
    5.53%.......... 12/16/97    10,181       10,157,541
    5.60%.......... 01/28/98    10,000        9,909,778
  New Center Asset Trust (P1, A1+)
    5.49%.......... 12/22/97    25,000       24,919,938
    5.53%.......... 01/06/98    15,000       14,917,050
    5.58%.......... 02/11/98    30,000       29,665,200
  Preferred Receivables Funding Corp.
   (P1, A1)
    5.52%.......... 12/17/97     9,000        8,977,920
    5.55%.......... 01/05/98    30,000       29,838,125
    5.74%.......... 01/14/98    19,000       18,866,704
                                         --------------
                                            354,736,926
                                         --------------
FINANCIAL SERVICES -- 11.6%
  American Express Credit Corp. (P1,
   A1)
    5.50%.......... 12/09/97    30,000       29,963,333
    5.51%.......... 01/13/98    30,000       29,802,558
  Associates First Capital Corp. (P1,
   A1+)
    5.51%.......... 01/16/98    20,000       19,859,189
    5.57%.......... 02/13/98    20,000       19,771,011

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Ford Motor Credit Co. (P1, A1)
    5.63%.......... 03/11/98   $20,000   $   19,687,222
  National Rural Utilities Cooperative
   Finance Corp. (P1, A1+)
    5.53%.......... 01/21/98    20,000       19,843,317
    5.54%.......... 01/23/98    10,000        9,918,439
    5.66%.......... 02/09/98    14,000       13,845,922
    5.65%.......... 03/10/98    15,000       14,766,937
  Norwest Financial Corp. (P1, A1+)
    5.54%.......... 01/06/98    30,000       29,833,800
    5.57%.......... 02/11/98    25,000       24,721,500
  Transamerica Corp. (P1, A1)
    5.68%.......... 01/20/98    15,000       14,881,667
    5.70%.......... 01/28/98    12,000       11,889,800
                                         --------------
                                            258,784,695
                                         --------------
FOOD & BEVERAGE -- 8.9%
  Campbell Soup Co. (P1, A1+)
    5.55%.......... 02/06/98    13,200       13,063,655
  Coca-Cola Co. (P1, A1+)
    5.47%.......... 12/19/97    25,000       24,931,625
    5.47%.......... 01/16/98    15,000       14,895,158
  H.J. Heinz Co. (P1, A1)
    5.55%.......... 01/09/98    24,000       23,855,700
  Hershey Foods Corp. (P1, A1+)
    5.47%.......... 12/03/97    10,000        9,996,961
    5.62%.......... 01/23/98    21,000       20,826,248
    5.60%.......... 01/30/98    15,000       14,860,000
  Kellogg Co. (P1, A1+)
    5.55%.......... 12/23/97    17,600       17,540,307
  Sysco Corp. (P1, A1+)
    5.51%.......... 12/04/97    30,000       29,986,225
    5.48%.......... 12/16/97    20,000       19,954,333
    5.53%.......... 02/03/98     8,000        7,921,351
                                         --------------
                                            197,831,563
                                         --------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
INSURANCE -- 2.5%
  American General Corp. (P1, A1+)
    5.59%.......... 01/15/98   $25,000   $   24,825,313
    5.57%.......... 01/22/98    30,000       29,758,633
                                         --------------
                                             54,583,946
                                         --------------
MACHINERY & HEAVY EQUIPMENT -- 1.6%
  John Deere Credit Corp. (P1, A1)
    5.65%.......... 01/20/98    15,000       14,882,292
    5.57%.......... 02/10/98    20,000       19,780,294
                                         --------------
                                             34,662,586
                                         --------------
OFFICE & BUSINESS EQUIPMENT -- 1.6%
  Xerox Credit Corp. (P1, A1)
    5.47%.......... 12/23/97    18,500       18,438,159
    5.52%.......... 02/09/98    12,000       11,871,200
    5.63%.......... 02/13/98     5,000        4,942,136
                                         --------------
                                             35,251,495
                                         --------------
OIL & GAS -- 1.1%
  Amoco Credit Corp. (P1, A1+)
    5.47%.......... 01/23/98    25,000       24,798,674
                                         --------------
PRINTING & PUBLISHING -- 2.9%
  Gannett Co., Inc. (P1, A1)
    5.49%.......... 01/20/98    15,000       14,885,625
    5.51%.......... 01/27/98    20,000       19,825,517
  RR Donnelley & Sons (P1, A1)
    5.48%.......... 12/02/97    15,400       15,397,656
    5.50%.......... 12/15/97    15,000       14,967,917
                                         --------------
                                             65,076,715
                                         --------------
RETAIL STORES -- 0.7%
  Toys "R" Us, Inc. (P1, A1+)
    5.53%.......... 12/10/97    16,249       16,226,536
                                         --------------

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
TECHNOLOGY -- 2.4%
  IBM Credit Corp. (P1, A1)
    5.58%.......... 02/10/98   $30,000   $   29,669,850
    5.55%.......... 02/20/98    25,000       24,687,813
                                         --------------
                                             54,357,663
                                         --------------
TELECOMMUNICATIONS -- 2.1%
  BellSouth Corp. (P1, A1+)
    5.63%.......... 01/29/98    25,000       24,769,326
  Motorola, Inc. (P1, A1+)
    5.48%.......... 01/27/98    23,000       22,800,437
                                         --------------
                                             47,569,763
                                         --------------
UTILITIES-ELECTRIC -- 2.2%
  Southern California Edison Co. (P1,
   A1)
    5.50%.......... 12/17/97    25,000       24,938,889
    5.48%.......... 01/08/98    25,000       24,855,389
                                         --------------
                                             49,794,278
                                         --------------
UTILITIES-GAS -- 0.4%
  Northern Illinois Gas Co. (P1, A1+)
    5.52%.......... 01/13/98     8,993        8,933,706
                                         --------------
UTILITIES-GAS & ELECTRIC -- 1.6%
  Pacific Gas & Electric (P1, A1)
    5.57%.......... 12/05/97    35,000       34,978,339
                                         --------------
UTILITIES-TELEPHONE -- 3.4%
  Ameritech Corp. (P1, A1+)
    5.48%.......... 12/08/97    25,000       24,973,361
    5.48%.......... 12/22/97    10,000        9,968,033
    5.57%.......... 01/26/98    20,000       19,826,711
  Southwestern Bell Corp. (P1, A1+)
    5.63%.......... 02/13/98    20,000       19,768,544
                                         --------------
                                             74,536,649
                                         --------------
TOTAL COMMERCIAL PAPER.................   1,935,137,814
                                         --------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
CERTIFICATES OF DEPOSIT -- 4.0%
  Barclays Bank Plc (P1, A1+)
    5.59%.......... 01/09/98   $25,000   $   25,000,267
    5.74%.......... 01/15/98    20,000       20,001,343
  Credit Suisse Financial Services (P1,
   A1+)
    5.63%.......... 01/02/98    25,000       25,000,219
  Societe Generale (P1, A1+)
    5.85%.......... 03/03/98    19,000       18,999,692
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT..........      89,001,521
                                         --------------
FLOATING RATE NOTES (A) -- 1.1%
  General Electric Capital Corp.
    5.69%.......... 01/29/98    25,000       25,000,000
                                         --------------
MASTER DEMAND NOTES (A) -- 2.0%
  Metropolitan Life Insurance Co.
    5.78%.......... 12/01/97    20,000       20,000,000
  Paccar Financial Corp. (P1, A1+)
    5.56%.......... 12/02/97    25,000       25,000,000
                                         --------------
TOTAL MASTER DEMAND NOTES..............      45,000,000
                                         --------------
REPURCHASE AGREEMENTS -- 4.7%
  Prudential-Bache Securities:
    5.61%.......... 12/01/97   100,000      100,000,000
    (Agreement dated 11/28/97 to be
    repurchased at $100,046,750 on
    12/01/97, collateralized by
    $20,000,000 Federal Home Loan
    Mortgage Corp., 6.537% due 7/15/21,
    $18,320,000 Federal Home Loan
    Mortgage Corp., 4.525% due 9/15/21,
    $50,000,000 Federal Home Loan
    Mortgage Corp., 5.00% due 3/25/23,
    and $50,000,000 Federal National
    Mortgage Association, 6.237% due
    7/18/27. The market value of the
    collateral is $103,255,819.)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
REPURCHASE AGREEMENTS -- CONTINUED
Prudential-Bache Securities:
    5.74%.......... 12/01/97   $ 4,000   $    4,000,000
                                         --------------
    (Agreement dated 11/28/97 to be
    repurchased at $4,001,913 on
    12/01/97, collateralized by
    $4,360,000 Federal Home Loan
    Mortgage Corp., 6.855% due
    10/15/23. The market value of the
    collateral is $4,381,000.)
TOTAL REPURCHASE AGREEMENTS............     104,000,000
                                         --------------

                             NUMBER
                            OF SHARES
                            ---------
INVESTMENT COMPANIES -- 1.3%
  Goldman Sachs Financial
   Square Prime Obligations
   Portfolio............... 28,120,723       28,120,723
                                         --------------
  TOTAL INVESTMENTS -- 100.0%            $2,226,260,058
                                         ==============
    (Cost $2,226,260,058*)
---------------
*   Also cost for Federal income tax purposes.
(A) Variable rate securities. Interest rates vary
    periodically based on current market rates. Rates
    shown represent interest rates of the security in
    effect as of November 30, 1997. Dates shown
    represent the latter of the demand date or the next
    interest rate change date, which is considered the
    maturity date for financial reporting purposes.

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          FOR THE SIX MONTHS                              FOR THE YEAR ENDED MAY 31,
                          ENDED NOVEMBER 30,        -----------------------------------------------------------------------
                                 1997
                              (UNAUDITED)                     1997                         1996                   1995
                       -------------------------    -------------------------    -------------------------    -------------
                       INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL
                       -------------    --------    -------------    --------    -------------    --------    -------------
Net asset value,
 beginning of
 period...............  $      1.00     $   1.00     $      1.00     $   1.00     $      1.00     $   1.00     $      1.00
                         ----------     --------      ----------     --------      ----------     --------      ----------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income.............         0.03         0.03            0.05         0.05            0.05         0.05            0.05
LESS DISTRIBUTIONS
 Dividends from net
   investment income..        (0.03)       (0.03)          (0.05)       (0.05)          (0.05)       (0.05)          (0.05)
                         ----------     --------      ----------     --------      ----------     --------      ----------
Net asset value, end
 of period............  $      1.00     $   1.00     $      1.00     $   1.00     $      1.00     $   1.00     $      1.00
                         ==========     ========      ==========     ========      ==========     ========      ==========
TOTAL RETURN..........         5.40%(3)     5.29%(3)        5.19%        5.09%           5.45%        5.35%           5.11%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of
   period (in
   000's).............  $ 1,760,877     $456,136     $ 1,943,021     $346,172     $ 1,344,414     $343,087     $ 1,083,243
 Ratio of expenses to
   average net
   assets.............         0.38%(1,3)   0.48%(2,3)      0.37%(1)     0.47%(2)        0.37%(1)     0.47%(2)        0.37%(1)
 Ratio of net
   investment income
   to average net
   assets.............         5.27%(1,3)   5.17%(2,3)      5.07%(1)     4.97%(2)        5.30%(1)     5.18%(2)        5.07%(1)


                          1995                1994                        1993
                        --------    ------------------------    ------------------------
                         RETAIL     INSTITUTIONAL    RETAIL     INSTITUTIONAL    RETAIL
                        --------    -------------    -------    -------------    -------
                       <C
Net asset value,
 beginning of
 period...............  $   1.00      $    1.00      $  1.00      $    1.00      $  1.00
                        --------       --------      -------       --------      -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income.............      0.05           0.03         0.03           0.03         0.03
LESS DISTRIBUTIONS
 Dividends from net
   investment income..     (0.05)         (0.03)       (0.03)         (0.03)       (0.03)
                        --------       --------      -------       --------      -------
Net asset value, end
 of period............  $   1.00      $    1.00      $  1.00      $    1.00      $  1.00
                        ========       ========      =======       ========      =======
TOTAL RETURN..........      5.01%          2.91%        2.81%          2.93%        2.82%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of
   period (in
   000's).............  $175,192      $ 743,377      $67,229      $ 399,191      $57,710
 Ratio of expenses to
   average net
   assets.............      0.47%(2)       0.43%(1)     0.53%(2)       0.43%        0.53%
 Ratio of net
   investment income
   to average net
   assets.............      5.12%(2)       2.94%(1)     2.78%(2)       2.89%        2.79%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .48% and 5.17%, and .47% and 4.97%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .48% and 5.19%, and .48% and 4.96% respectively. The operating expense ratio and net investment income ratio before fee waiver by the Investment Advisers for the Institutional class for the year ended May 31, 1994 would have been .45% and 2.92%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .58% and 5.07%, and .57% and 4.87%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .58% and 5.07%, and .58% and 5.01%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1994 would have been .55% and 2.76%, respectively.

(3) Annualized.

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA GOVERNMENT MONEY MARKET FUND
(UNAUDITED)

                     MATURITY     PAR
                       DATE      (000)        VALUE
                     --------  ---------  --------------
AGENCY OBLIGATIONS -- 86.6%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 19.6%
    5.39%........... 12/01/97  $ 16,870   $   16,870,000
    5.40%........... 12/02/97     9,000        8,998,650
    5.38%........... 12/03/97     8,700        8,697,402
    5.41%........... 12/04/97     4,577        4,574,937
    5.38%........... 12/05/97    12,800       12,792,348
    5.40%........... 12/10/97     5,500        5,492,575
    5.41%........... 12/11/97    10,000        9,984,972
    5.39%........... 12/18/97    10,000        9,974,547
    5.38%........... 12/23/97     6,600        6,578,301
    5.37%........... 12/26/97     9,000        8,966,438
    5.41%........... 12/30/97     5,000        4,978,210
    5.40%........... 01/02/98    35,000       34,832,000
    5.42%........... 01/09/98    13,677       13,596,693
    5.48%........... 01/13/98    10,000        9,934,544
    5.40%........... 01/14/98    10,135       10,068,109
    5.40%........... 01/22/98    10,000        9,922,072
    5.53%........... 01/26/98     4,265        4,228,312
    5.55%........... 02/04/98     6,825        6,756,608
    5.51%........... 02/06/98    10,000        9,897,453
    5.50%........... 02/20/98    10,000        9,876,250
    5.43%........... 03/17/98     9,000        8,856,105
    5.51%........... 03/27/98    19,000       18,662,666
                                            ------------
                                             234,539,192
                                            ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 20.7%
    5.44%........... 12/05/97    10,000        9,993,956
    5.42%........... 12/26/97    20,000       19,924,722
    5.42%........... 01/05/98    10,000        9,947,354
    5.42%........... 01/07/98    20,000       19,888,692
    5.39%........... 01/14/98    10,000        9,934,183
    5.43%........... 01/16/98     6,207        6,163,934
    5.45%........... 01/16/98    10,000        9,930,425
    5.36%........... 01/21/98    15,000       14,886,100
    5.40%........... 01/28/98    10,000        9,913,000
    5.43%........... 01/30/98    16,000       15,855,200
    5.44%........... 02/04/98    10,000        9,901,778
    5.49%........... 02/06/98    10,000        9,897,825
    5.46%........... 02/09/98    15,000       14,840,750
    5.40%........... 02/11/98    10,000        9,892,000
    5.44%........... 02/11/98    15,000       14,836,800
    5.43%........... 02/20/98    15,000       14,816,738
    5.43%........... 02/25/98    20,000       19,740,567

                     MATURITY     PAR
                       DATE      (000)        VALUE
                     --------  ---------  --------------
AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- CONTINUED
    5.57%........... 02/25/98  $ 15,000   $   14,800,408
    5.44%........... 03/13/98    12,200       12,011,957
                                            ------------
                                             247,176,389
                                            ------------
FEDERAL HOME LOAN MORTGAGE CORP.
  DISCOUNT NOTES -- 19.6%
    5.46%........... 12/04/97    10,000        9,995,450
    5.40%........... 12/12/97    10,000        9,983,500
    5.47%........... 12/12/97     7,000        6,988,300
    5.40%........... 12/15/97    10,000        9,979,000
    5.39%........... 12/18/97    20,000       19,949,118
    5.41%........... 12/19/97    10,000        9,972,975
    5.41%........... 12/23/97    15,000       14,950,408
    5.47%........... 12/24/97    10,000        9,965,085
    5.42%........... 12/29/97    10,000        9,957,844
    5.50%........... 12/31/97    14,000       13,935,833
    5.47%........... 01/09/98    10,500       10,437,779
    5.46%........... 02/06/98    10,000        9,898,383
    5.46%........... 02/10/98    20,000       19,784,633
    5.48%........... 02/11/98    15,000       14,835,600
    5.49%........... 03/06/98    15,000       14,782,688
    5.51%........... 03/06/98    10,000        9,854,597
    5.47%........... 03/11/98    10,000        9,848,056
    5.48%........... 03/11/98    10,000        9,847,917
    5.50%........... 03/11/98    10,000        9,847,222
    5.45%........... 04/30/98    10,000        9,772,917
                                            ------------
                                             234,587,305
                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 21.5%
    5.40%........... 12/09/97    20,000       19,976,000
    5.41%........... 12/10/97    10,000        9,986,475
    5.37%........... 12/11/97    10,000        9,985,083
    5.40%........... 12/22/97    10,000        9,968,500
    5.46%........... 12/22/97    10,000        9,968,150
    5.40%........... 12/30/97    15,000       14,934,810
    5.38%........... 01/05/98    10,000        9,947,743
    5.39%........... 01/05/98    10,000        9,947,597
    5.38%........... 01/06/98    10,000        9,946,200
    5.42%........... 01/12/98    15,000       14,905,150
    5.50%........... 01/15/98     5,000        4,965,625
    5.50%........... 01/20/98    15,000       14,885,417
    5.37%........... 01/21/98     6,500        6,450,551
    5.54%........... 01/21/98    10,000        9,921,517

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA GOVERNMENT MONEY MARKET FUND
(UNAUDITED)

                     MATURITY     PAR
                       DATE      (000)        VALUE
                     --------  ---------  --------------
AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
  NOTES -- CONTINUED
    5.47%........... 01/23/98  $ 10,000   $    9,919,469
    5.37%........... 01/29/98    10,000        9,912,074
    5.49%........... 01/29/98     7,000        6,937,017
    5.48%........... 02/05/98    10,000        9,899,533
    5.51%........... 02/19/98    10,000        9,877,556
    5.50%........... 03/10/98    10,000        9,848,750
    5.53%........... 03/24/98    10,000        9,826,419
    5.47%........... 03/30/98    20,000       19,638,372
    5.50%........... 04/15/98    15,000       14,690,625
                                            ------------
                                             256,338,633
                                            ------------
STUDENT LOAN MARKETING ASSOCIATION DISCOUNT
  NOTES -- 5.2%
    5.40%........... 12/03/97    32,600       32,590,225
    5.42%........... 12/08/97    10,000        9,989,461
    5.42%........... 01/27/98    10,000        9,914,183
    5.47%........... 01/27/98    10,000        9,913,392
                                            ------------
                                              62,407,261
                                            ------------
TOTAL AGENCY OBLIGATIONS                   1,035,048,780
                                            ------------
REPURCHASE AGREEMENTS -- 11.9%
Prudential-Bache Securities:
    5.61%........... 12/01/97   100,000      100,000,000
(Agreement dated 11/28/97 to be
  repurchased at $100,046,750 on
  12/01/97, collateralized by
  $36,300,000 Federal Home Loan Mortgage
  Corp., 6.65% due 2/15/27, $25,000,000
  Federal Home Loan Mortgage Corp.,
  7.00% due 2/15/27, $25,255,000 Federal
  National Mortgage Association, 6.327%
  due 7/18/27, and by $25,000,000
  Federal National Mortgage Association
  6.788% due 8/18/27. The market value
  of the collateral is $103,255,819.)

                     MATURITY     PAR
                       DATE      (000)        VALUE
                     --------  ---------  --------------
REPURCHASE AGREEMENTS -- CONTINUED
Prudential-Bache Securities:
    5.74%........... 12/01/97  $ 42,000   $   42,000,000
                                            ------------
(Agreement dated 11/28/97 to be
  repurchased at $42,029,090 on
  12/01/97, collateralized by $9,205,000
  Federal Home Loan Mortgage Corp.,
  3.987% due 12/05/08 and by $33,200,000
  Federal National Mortgage Association,
  7.00% due 7/25/23. The market value of
  the collateral is $43,059,000.)
TOTAL REPURCHASE AGREEMENTS                  142,000,000
                                            ------------

                               NUMBER OF
                                 SHARES
                               ----------
INVESTMENT COMPANIES -- 1.5%
Goldman Sachs Financial
  Square Government Fund.....  18,268,729      18,268,729
                                             ------------
TOTAL INVESTMENTS -- 100.0%                $1,195,317,509
                                             ============
  (Cost $1,195,317,509*)

---------------

*Also cost for Federal income tax purposes.

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA GOVERNMENT MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          FOR THE SIX MONTHS                              FOR THE YEAR ENDED MAY 31,
                          ENDED NOVEMBER 30,        -----------------------------------------------------------------------
                                 1997
                              (UNAUDITED)                     1997                         1996                   1995
                       -------------------------    -------------------------    -------------------------    -------------
                       INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL
                       -------------    --------    -------------    --------    -------------    --------    -------------
Net asset value,
 beginning of
 period...............   $    1.00      $   1.00      $    1.00      $   1.00      $    1.00      $   1.00      $    1.00
                       -------------    --------    -------------    --------    -------------    --------    -------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income.............        0.03          0.03           0.05          0.05           0.05          0.05           0.05
LESS DISTRIBUTIONS
 Dividends from net
   investment income..       (0.03)        (0.03)         (0.05)        (0.05)         (0.05)        (0.05)         (0.05)
                       -------------    --------    -------------    --------    -------------    --------    -------------
Net asset value, end
 of period............   $    1.00      $   1.00      $    1.00      $   1.00      $    1.00      $   1.00      $    1.00
                       ============     ========    ============     ========    ============     ========    ============
TOTAL RETURN..........        5.30%(3)      5.20%(3)       5.15%         5.04%          5.41%         5.31%          4.97%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of
   period (in 000's)..   $ 992,794      $196,926      $ 811,662      $159,129      $ 741,894      $131,194      $ 618,058
 Ratio of expenses to
   average net
   assets.............        0.39%(1,3)    0.49%(2,3)     0.36%(1)      0.47%(2)       0.36%(1)      0.46%(2)       0.39%(1)
 Ratio of net
   investment income
   to average net
   assets.............        5.18%(1,3)    5.08%(2,3)     5.03%(1)      4.93%(2)       5.27%(1)      5.13%(2)       4.83%(1)


                         1995                 1994                        1993
                        --------    ------------------------    ------------------------
                         RETAIL     INSTITUTIONAL    RETAIL     INSTITUTIONAL    RETAIL
                        --------    -------------    -------    -------------    -------
                       <C
Net asset value,
 beginning of
 period...............  $   1.00      $    1.00      $  1.00      $    1.00      $  1.00
                        --------    -------------    -------    -------------    -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income.............      0.05           0.03         0.03           0.03         0.03
LESS DISTRIBUTIONS
 Dividends from net
   investment income..     (0.05)         (0.03)       (0.03)         (0.03)       (0.03)
                        --------    -------------    -------    -------------    -------
Net asset value, end
 of period............  $   1.00      $    1.00      $  1.00      $    1.00      $  1.00
                        ========    ============     =======    ============     =======
TOTAL RETURN..........      4.87%          2.91%        2.80%          2.91%        2.81%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end of
   period (in 000's)..  $ 19,174      $ 768,337      $ 6,945      $ 272,809      $11,050
 Ratio of expenses to
   average net
   assets.............      0.51%(2)        0.42%(1)    0.52%(2)        0.45%(1)    0.55%(2)
 Ratio of net
   investment income
   to average net
   assets.............      5.01%(2)        2.92%(1)    2.75%(2)        2.84%(1)    2.74%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .49% and 5.08%, and .46% and 4.93%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .47% and 5.16%, and .50% and 4.72%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994 and 1993 would have been .44% and 2.90%, and .46% and 2.82%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .59% and 4.98%, and .57% and 4.83%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .57% and 5.02%, and .63% and 4.90%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994 and 1993 would have been .54% and 2.73%, and .56% and 2.72%, respectively.

(3) Annualized.

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TREASURY MONEY MARKET FUND
(UNAUDITED)

                                    PAR
                     MATURITY      (000)         VALUE
                     --------    ---------    ------------
U.S. TREASURY OBLIGATIONS -- 99.7%
U.S. TREASURY BILLS -- 85.0%
    4.60%........... 12/04/97    $ 10,000     $  9,996,167
    4.67%........... 12/11/97      20,000       19,974,055
    4.76%........... 12/11/97       8,000        7,989,422
    4.93%........... 12/11/97      10,000        9,986,306
    4.74%........... 12/18/97      10,000        9,977,617
    4.82%........... 12/18/97       1,500        1,496,586
    4.92%........... 12/26/97       6,000        5,979,500
    4.91%........... 01/02/98      15,000       14,934,600
    4.92%........... 01/02/98       5,000        4,978,155
    4.93%........... 01/02/98      10,000        9,956,178
    4.95%........... 01/02/98       5,000        4,978,000
    4.98%........... 01/02/98       5,000        4,977,867
    5.03%........... 01/02/98       5,000        4,977,667
    5.12%........... 01/02/98       5,000        4,977,244
    4.93%........... 01/08/98      13,000       12,932,349
    4.99%........... 01/08/98      12,000       11,936,793
    5.07%........... 01/08/98      14,000       13,925,077
    5.11%........... 01/08/98      12,000       11,935,273
    5.19%........... 01/15/98      20,000       19,870,250
    4.93%........... 01/22/98      10,000        9,928,789
    5.17%........... 01/22/98       5,000        4,962,697
    5.20%........... 01/22/98      15,000       14,887,333
    5.22%........... 01/22/98       5,000        4,962,300
    5.10%........... 01/29/98       9,000        8,924,775
    5.18%........... 01/29/98       5,000        4,957,594
    5.10%........... 02/05/98      15,000       14,859,887
    5.17%........... 02/05/98      10,000        9,905,217
    5.15%........... 03/05/98      15,000       14,798,292
                                              ------------
                                               273,965,990
                                              ------------

                                    PAR
                     MATURITY      (000)         VALUE
                     --------    ---------    ------------
U.S. TREASURY OBLIGATIONS -- CONTINUED
U.S. TREASURY NOTES -- 14.7%
    5.25%........... 12/31/97    $ 22,500     $ 22,495,266
    6.00%........... 12/31/97      15,000       15,008,214
    6.13%........... 03/31/98      10,000       10,023,720
                                              ------------
                                                47,527,200
                                              ------------
  TOTAL U.S. TREASURY OBLIGATIONS............
                                               321,493,190
                                              ------------

                              NUMBER
                            OF SHARES
                            ----------
INVESTMENT COMPANIES -- 0.3%
  Federated Investors U.S.
    Treasury Cash
    Reserves...............    28,818               28,818
  Goldman Sachs Treasury
    Instruments
    Portfolio..............   955,129              955,129
                                            --------------
TOTAL INVESTMENT
  COMPANIES...........................             983,947
                                            --------------

TOTAL INVESTMENTS -- 100.0%                 $  322,477,137
                                            ==============
    (Cost $322,477,137*)
---------------

*Also cost for Federal income tax purposes.

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS
                            ARMADA TREASURY MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       FOR THE                           FOR THE YEAR ENDED MAY 31,
                                                   SIX MONTHS ENDED         -----------------------------------------------------
                                                  NOVEMBER 30, 1997
                                                     (UNAUDITED)                      1997                         1996
                                               ------------------------     ------------------------     ------------------------
                                               INSTITUTIONAL     RETAIL     INSTITUTIONAL     RETAIL     INSTITUTIONAL   RETAIL
                                               -------------     ------     -------------     ------     -------------   ------
Net asset value, beginning of period........     $    1.00       $ 1.00       $    1.00       $ 1.00       $    1.00     $ 1.00
                                               -------------     ------     -------------     ------     -------------   ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................          0.02         0.02            0.05         0.05            0.05       0.05
LESS DISTRIBUTIONS
 Dividends from net investment income.......         (0.02)       (0.02)          (0.05)       (0.05)          (0.05)     (0.05)
                                               -------------     ------     -------------     ------     -------------   ------
Net asset value, end of period..............     $    1.00       $ 1.00       $    1.00       $ 1.00       $    1.00     $ 1.00
                                               ============      =======    ============      =======    ============    =======
TOTAL RETURN................................          4.93%(5)     4.83%(5)        4.89%        4.79%           5.07%      4.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).......     $ 316,214       $5,936       $ 276,327       $5,680       $ 312,255     $4,355
 Ratio of expenses to average net assets....          0.39%(1,5)   0.49%(2,5)      0.37%(1)     0.47%(2)        0.41%(1)   0.52%(2)
 Ratio of net investment income to average
   net assets...............................          4.83%(1,5)   4.73%(2,5)      4.79%(1)     4.68%(2)        4.88%(1)   4.77%(2)

                                                   FOR THE PERIOD
                                              ENDED MAY 31,

                                                        1995
                                              ------------------------
                                              INSTITUTIONAL(3)  RETAIL(4)
                                              -------------     ------
                                               <
Net asset value, beginning of period........    $    1.00       $ 1.00
                                              -------------     ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................         0.05         0.02
LESS DISTRIBUTIONS
 Dividends from net investment income.......        (0.05)       (0.02)
                                              -------------     ------
Net asset value, end of period..............    $    1.00       $ 1.00
                                              ============      =======
TOTAL RETURN................................         4.86%(5)     5.41%(5)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).......    $ 142,877       $  366
 Ratio of expenses to average net assets....         0.43%(1,5)   0.56%(2,5)
 Ratio of net investment income to average
   net assets...............................         4.78%(1,5)   5.35%(2,5)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1997 and the year ended May 31, 1997 would have been .44% and 4.78%, and .42% and 4.74%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the year ended May 31, 1996 and for the period ended May 31, 1995 would have been .47% and 4.82%, and .49% and 4.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .54% and 4.68%, and .52% and 4.63%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the year ended May 31,1996 and for the period ended May 31, 1995 would have been .58% and 4.71%, and .63% and 5.28%, respectively.

(3) Institutional class commenced operations on June 16, 1994.

(4) Retail class commenced operations on December 22, 1994.

(5) Annualized.

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- 99.7%
ALABAMA -- 1.6%
  Montgomery Industrial
   Development Board Pollution
   Control & Solid Waste
   Disposal Revenue Refunding
   Bonds (General Electric Co.
   Project) Series 1 (P-1, A-1+)
    3.65%.............. 12/03/97   $ 3,390   $ 3,390,000
    3.70%.............. 01/22/98     4,000     4,000,000
                                             ------------
                                               7,390,000
                                             ------------
ALASKA -- 2.0%
  Valdez Marine Terminal (Arco
   Transportation Inc. Project)
   Series 1994-A (VMIG-1, A-1)
    3.75%.............. 01/28/98     3,300     3,300,000
   Series 1994-B (VMIG-1,
   A-1)(A)
    3.95%.............. 12/07/97     6,000     6,000,000
                                             ------------
                                               9,300,000
                                             ------------
ARIZONA -- 4.2%
  Maricopa County Pollution
   Control Revenue (Southern
   California Edison)
   Series E (P-1, A-1)
    3.70%.............. 12/04/97     2,000     2,000,000
    3.75%.............. 12/29/97     2,500     2,500,000
    3.75%.............. 01/21/98     1,000     1,000,000
    3.70%.............. 02/12/98     4,000     4,000,000
    3.70%.............. 02/13/98     2,000     2,000,000
    3.70%.............. 02/26/98     2,150     2,150,000
   Series F (P-1, A-1)
    3.75%.............. 12/18/97     3,250     3,250,000
    3.70%.............. 02/13/98     2,600     2,600,000
                                             ------------
                                              19,500,000
                                             ------------

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
COLORADO -- 1.1%
  University of Colorado Regents Enterprise
   System Adjustable Tender Revenue Series
   1996-A (VMIG-1, A-1+)(A)
    3.80%.............. 12/07/97   $ 5,000   $ 5,000,000
                                             ------------
FLORIDA -- 6.5%
  Gainesville Utilities System
   Series C (P-1, A-1+)
    3.70%.............. 12/15/97     4,448     4,448,000
    3.75%.............. 12/16/97     3,000     3,000,000
    3.80%.............. 12/31/97     1,000     1,000,000
    5.70%.............. 01/27/98     5,198     5,198,000
  Hillsborough County Industrial
   Development Authority
   Pollution Control Revenue
   (Tampa Electric Co. Project)
   Series 1990 (Aa2, Aa)(A)
    3.80%.............. 12/01/97     6,005     6,005,000
  Jacksonville Pollution Control
   Revenue (Florida Power &
   Light Co.) (VMIG-1, A1)
    3.75%.............. 12/01/97     2,810     2,810,000
    3.70%.............. 12/17/97     1,700     1,700,000
    3.65%.............. 01/29/98     3,200     3,200,000
    3.70%.............. 01/30/98     3,000     3,000,000
                                             ------------
                                              30,361,000
                                             ------------
GEORGIA -- 1.8%
  Downtown Savannah Parking
   Authority (VMIG-1, A-1+)(A)
    3.85%.............. 12/07/97     2,000     2,000,000
  Georgia Tech Foundation
   Facility Series 1992-A (NR,
   A-1+)(A)
    3.90%.............. 12/07/97     3,715     3,715,000
   Series 1992-B (NR, A-1+)(A)
    3.90%.............. 12/07/97     2,900     2,900,000
                                             ------------
                                               8,615,000
                                             ------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- 2.7%
  City of Chicago General
   Obligation Tender Notes
   (MIG-1, SP-1)
    3.65%.............. 02/05/98   $ 4,000   $ 4,000,000
  Illinois Educational Facility
   Authority Revenue
   (Northwestern University)
   Series 1988 (VMIG-1, A-1+)(A)
    3.90%.............. 12/07/97     8,836     8,836,000
                                             ------------
                                              12,836,000
                                             ------------
INDIANA -- 10.5%
  Evansville Economic
   Development (Ball Corp.
   Project) (LOC Wachovia Bank)
   (NR, A-1+)(A)
    3.85%.............. 12/07/97     1,500     1,500,000
  Indiana Health Facility
   Finance Authority Capital
   Access Designated Pool, (LOC
   Bank One Indianapolis) Series
   1989-A (VMIG-1, A-1+)(A)
    3.90%.............. 12/07/97     1,300     1,300,000
   Series 1989-B (VMIG-1,
   A-1+)(A)
    3.90%.............. 12/07/97     1,700     1,700,000
  Indiana Hospital Equipment
   Finance Authority Revenue,
   Series 1985-A (MBIA Insured)
   (VMIG-1, A-1+)(A)
    3.90%.............. 12/07/97     8,085     8,085,000

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Mt. Vernon Pollution Control
   Solid Waste Disposal Revenue
   (General Electric Company
   Project) (VMIG-1, A-1+)
    3.65%.............. 12/02/97   $ 2,500   $ 2,500,000
    3.70%.............. 12/02/97     2,935     2,935,000
    3.90%.............. 12/03/97     3,580     3,580,000
    3.85%.............. 12/07/97     6,800     6,800,000
  Purdue University Trustees
   Student Fee Series E (VMIG-1,
   A-1+)(A)
    3.80%.............. 12/07/97     3,260     3,260,000
  Sullivan National Rural
   Utilities Cooperative Finance
   Corp. (Hoosier Energy Rural
   Electric Cooperative) (P-1,
   A-1+)
    3.70%.............. 12/01/97       500       500,000
    3.80%.............. 12/11/97     2,000     2,000,000
    3.60%.............. 12/12/97     2,500     2,500,000
    3.65%.............. 12/16/97     1,000     1,000,000
    3.75%.............. 12/16/97     1,100     1,100,000
    3.70%.............. 01/23/98     6,000     6,000,000
    3.70%.............. 02/27/98     4,500     4,500,000
                                             ------------
                                              49,260,000
                                             ------------
KANSAS -- 3.0%
  Kansas State Department of
   Transportation Highway
   Revenue Series B (VMIG-1,
   A-1+)(A)
    3.75%.............. 12/07/97    14,000    14,000,000
                                             ------------
LOUISIANA -- 5.8%
  East Baton Rouge Pollution
   Control Revenue (Exxon
   Project) (VMIG-1, A-1+)(A)
    3.80%.............. 12/01/97    11,500    11,500,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
LOUISIANA -- CONTINUED
Plaquemines Port Harbor Terminal
District Electro-Coal Transfer
Series A (P-1, A-1)
    3.70%.............. 12/03/97   $ 2,000   $ 2,000,000
    3.75%.............. 01/08/98     6,000     6,000,000
    3.75%.............. 02/02/98     5,000     5,000,000
    3.75%.............. 02/04/98     1,500     1,500,000
    3.85%.............. 02/04/98     1,200     1,200,000
                                             ------------
                                              27,200,000
                                             ------------
MICHIGAN -- 1.3%
  Michigan Municipal Bond
   Authority Revenue Notes
   Series 1997-B (NR, SP1+)
    4.50%.............. 07/02/98     6,000     6,022,584
                                             ------------
MINNESOTA -- 3.2%
  Becker Pollution Control
   Revenue (Northern States
   Power) (VMIG-1, A-1+)
    3.75%.............. 12/09/97     5,000     5,000,000
    3.70%.............. 01/22/98     2,000     2,000,000
    3.75%.............. 02/18/98     1,000     1,000,000
    3.80%.............. 02/18/98     5,000     5,000,000
    3.70%.............. 02/19/98     2,200     2,200,000
                                             ------------
                                              15,200,000
                                             ------------
MISSISSIPPI -- 2.4%
  Forest Industrial Development
   Revenue (Sara Lee Corp.
   Project) Series 1992 (NR,
   A-1+)(A)
    3.90%.............. 12/07/97     8,000     8,000,000
  Jackson County Pollution
   Control Revenue (Chevron
   Project) (P-1, NR)(A)
    3.85%.............. 12/01/97     1,000     1,000,000

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
MISSISSIPPI -- CONTINUED
  Jackson County Water System
   General Obligation (Chevron
   Project) (VMIG-1, NR)
    3.70%.............. 02/02/98   $ 2,200   $ 2,200,000
                                             ------------
                                              11,200,000
                                             ------------
MISSOURI -- 1.1%
  Missouri Health & Educational
   Facility Authority (Sisters
   of Mercy) Series C (VMIG-1,
   A-1+)(A)
    3.85%.............. 12/07/97     2,100     2,100,000
   Series D (VMIG-1, A-1+)(A)
    3.80%.............. 12/01/97     1,000     1,000,000
    3.85%.............. 12/07/97     2,000     2,000,000
                                             ------------
                                               5,100,000
                                             ------------
MONTANA -- 1.4%
  Forsyth Pollution Control
   Revenue Bond (Portland
   General Electric Project)
   Series 1983-B (P-1, A-1+)(A)
    3.80%.............. 12/07/97     6,800     6,800,000
                                             ------------
NEVADA -- 1.4%
  Clark County Airport
   Improvement Revenue Series
   1995-A (LOC Toronto Dominion)
   (VMIG-1, A-1+)(A)
    3.80%.............. 12/07/97     6,800     6,800,000
                                             ------------
NEW MEXICO -- 1.1%
  Farmington Pollution Control
   Revenue Refunding Bonds
   (Arizona Public Service Co.)
   (LOC Union Bank of
   Switzerland) (VMIG-1,
   A-1+)(A)
    3.80%.............. 12/01/97     1,500     1,500,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
NEW MEXICO -- CONTINUED
Hurley Pollution Control Revenue
(Kennecott Santa Fe Corp
Project) Series 1985 (P-1,
A-1+)(A)
    3.95%.............. 12/01/97   $ 3,900   $ 3,900,000
                                             ------------
                                               5,400,000
                                             ------------
NORTH CAROLINA -- 2.3%
  North Carolina Education
   Facilities Finance Agency
   (Bowman Gray School of
   Medicine Project) Series 1990
   (LOC Wachovia Bank)
   (VMIG-1, NR)(A)
    3.85%.............. 12/07/97    10,600    10,600,000
                                             ------------
OHIO -- 15.9%
  Scioto County (VHA Central
   Inc. Capital Asset Finance
   Program) Series B (AMBAC
   Insured) (NR, A-1+)(A)
    3.90%.............. 12/07/97     2,895     2,895,000
   Series G (AMBAC Insured)
   (Aaa, A1+)(A)
    3.90%.............. 12/07/97     3,000     3,000,000
  Cuyahoga County Hospital
   Revenue (Cleveland Clinic
   Foundation)
   Series 1996-A (LOC
   Morgan Guaranty)
   (VMIG-1, A-1+)(A)
    3.80%.............. 12/07/97     3,000     3,000,000
   Series 1996-B (VMIG-1,
   A-1+)(A)
    3.85%.............. 12/03/97     9,800     9,800,000
   Series 1997-B (VMIG-1,
   AAA)(A)
    3.85%.............. 12/03/97     5,000     5,000,000
   Series 1997-D (VMIG-1,
   AAA)(A)
    3.85%.............. 12/03/97     2,900     2,900,000

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Public Facility
   Series IIA (AA3, AA)
    4.50%.............. 05/01/98   $ 5,000   $ 5,015,147
  Ohio State University General
   Receipts, Series 1985-B
   (VMIG-1, A-1+)(A)
    3.75%.............. 12/07/97       370       370,000
   Series 1986-B (VMIG-1,
   A-1+)(A)
    3.80%.............. 12/07/97    17,390    17,390,000
  State of Ohio Higher Education
   Facility Authority (Oberlin
   College Project) Series 1985
   (LOC Bank of Tokyo) (VMIG-1,
   A-1+)(A)
    3.90%.............. 12/07/97     8,100     8,100,000
  Summit County Bond
   Anticipation Notes Series A
   (MIG-1, SP1+)
    4.50%.............. 06/04/98     7,000     7,022,009
    4.88%.............. 11/19/98     2,000     2,020,019
  University of Cincinnati
   General Receipts Bond
   Anticipation Notes
   Series AA (MIG-1,
   SP1+)
    4.25%.............. 03/19/98     2,300     2,303,851
   Series T (MIG-1, SP1+)
    4.04%.............. 03/19/98     4,350     4,354,281
   Series Y (MIG-1, SP1+)
    4.24%.............. 03/19/98     1,250     1,251,036
                                             ------------
                                              74,421,343
                                             ------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- 1.9%
  Allegheny County (Allegheny
   Hospital) Series 1988A (LOC
   PNC Bank) (VMIG-1, A-1+)(A)
    3.90%.............. 11/30/97   $ 1,250   $ 1,250,000
  College Township Industrial
   Development Authority (Ball
   Corp. Project) Series 1993
   (LOC Wachovia Bank) (NR,
   A-1)(A)
    3.85%.............. 12/07/97     2,200     2,200,000
  Geisinger Authority Health
   System Series 1992 B (LOC
   Morgan Guaranty) (NR,
   A-1+)(A)
    3.80%.............. 12/01/97     1,500     1,500,000
  Pennsylvania State Higher
   Education (Carnegie Mellon
   Project) Series 1995B (LOC
   Union Bank of Switzerland)
   (NR, A-1+)(A)
    3.80%.............. 12/01/97     2,000     2,000,000
  Sayre Health Care Facilities
   Authority (Capital Asset
   Finance Group) (AMBAC
   Insured) (NR, A-1)(A)
    3.85%.............. 12/07/97     2,000     2,000,000
                                             ------------
                                               8,950,000
                                             ------------
TENNESSEE -- 3.9%
  Vanderbilt University Health &
   Education (Nashville &
   Davidson) (VMIG-1, A-1+)
    3.80%.............. 12/11/97     3,000     3,000,000
    3.70%.............. 12/18/97     2,000     2,000,000
    3.75%.............. 12/19/97     1,460     1,460,000
    3.75%.............. 01/09/98     4,140     4,140,000

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
TENNESSEE -- CONTINUED
  Vanderbilt University Health &
   Education (Nashville &
   Davidson) (VMIG-1, A-1+)
    3.65%.............. 01/30/98   $ 1,000   $ 1,000,000
    3.75%.............. 02/19/98     3,700     3,700,000
    3.70%.............. 02/20/98     3,010     3,010,000
                                             ------------
                                              18,310,000
                                             ------------
TEXAS -- 8.3%
  Angelina & Neches River
   Authority Industrial
   Development Solid Waste
   Disposal (Teec, Inc.
   Temple-Inland) Series B (LOC
   Credit Suisse) (P-1, NR)(A)
    3.85%.............. 12/01/97    11,700    11,700,000
   Series C (LOC Credit Suisse)
   (P-1, NR)(A)
    3.85%.............. 12/01/97     5,600     5,600,000
  Red River Authority of Texas
   Pollution Control Revenue
   Bond (Southwestern Public
   Service Company Project)
   (VMIG-1, A-1+)(A)
    4.00%.............. 12/07/97    16,600    16,600,000
  Texas Tax & Revenue
   Anticipation Note Series A
   (MIG-1, SP-1)
    4.75%.............. 08/31/98     4,900     4,932,273
                                             ------------
                                              38,832,273
                                             ------------
UTAH -- 7.5%
  Emery County Pollution Control
   Revenue (Pacificorp Project)
   (VMIG-1, A-1+)(A)
    3.90%.............. 12/07/97     1,000     1,000,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
UTAH -- CONTINUED
Intermountain Power Agency Power
Supply (VMIG-1, A-1+)
    3.80%.............. 12/05/97   $ 1,700   $ 1,700,000
    3.60%.............. 12/12/97     3,700     3,700,000
    3.70%.............. 12/19/97     3,200     3,200,000
    3.75%.............. 01/05/98     1,000     1,000,000
    3.75%.............. 01/20/98     1,700     1,700,000
    3.75%.............. 02/27/98     5,000     5,000,000
  Utah State General Obligation
   Highway Commercial Paper
   Notes Series 1997-A (P-1,
   A-1+)
    3.65%.............. 12/17/97     3,000     3,000,000
    3.70%.............. 01/07/98     4,000     4,000,000
    3.75%.............. 02/20/98     2,000     2,000,000
   Series 1997-B (LOC Toronto
   Dominion) (P-1, A-1+)
    3.75%.............. 12/15/97     4,000     4,000,000
    3.75%.............. 02/05/98     5,000     5,000,000
                                             ------------
                                              35,300,000
                                             ------------
VIRGINIA -- 1.5%
  Commonwealth of Virginia
   General Obligation Bond
   Anticipation Notes Series
   1997 (P-1, A-1+)
    3.75%.............. 02/23/98     4,000     4,000,000
    3.75%.............. 02/26/98     3,000     3,000,000
                                             ------------
                                               7,000,000
                                             ------------
WASHINGTON -- 1.0%
  Washington Health Care
   Facility Authority (Fred
   Hutchinson Cancer Research
   Center) Series 1991-A (LOC
   Morgan Guaranty) (VMIG-1,
   NR)(A)
    3.85%.............. 12/01/97     3,525     3,525,000

                                     PAR
                        MATURITY    (000)       VALUE
                        --------  ---------  -----------
MUNICIPAL BONDS -- CONTINUED
WASHINGTON -- CONTINUED
   Series 1996 (LOC Morgan
   Guaranty) (VMIG-1, NR)(A)
    3.85%.............. 12/01/97   $ 1,300   $ 1,300,000
                                             ------------
                                               4,825,000
                                             ------------
WISCONSIN -- 4.7%
  Oak Creek Pollution Control
   Revenue (Wisconsin Electric
   Power Company Project) (P-1,
   NR)(A)
    3.95%.............. 12/07/97     3,300     3,300,000
  Wisconsin State General
   Obligation Commercial Paper
   Notes (P-1, A-1+)
    3.80%.............. 12/10/97     2,136     2,136,000
    3.70%.............. 12/19/97     2,000     2,000,000
    3.70%.............. 01/05/98     2,868     2,868,000
    3.75%.............. 01/20/98     3,782     3,782,000
    3.70%.............. 02/06/98     4,000     4,000,000
    3.70%.............. 02/20/98     4,109     4,109,000
                                             ------------
                                              22,195,000
                                             ------------
WYOMING -- 1.6%
  Gillette Pollution Control
   Revenue (Pacificorp Project)
   (LOC Deutche Bank) (P-1,
   A-1+)
    3.80%.............. 02/17/98     2,500     2,500,000
  Sweetwater County Pollution
   Control Revenue (Pacificorp
   Project 84) (LOC Deutche
   Bank) (P-1, NR)(A)
    3.85%.............. 12/01/97     4,800     4,800,000
                                             ------------
                                               7,300,000
                                             ------------
  TOTAL MUNICIPAL BONDS....................  467,718,200
                                             ------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                 NUMBER OF
                                  SHARES       VALUE
                                 ---------  ------------
INVESTMENT COMPANIES -- 0.3%
  Fidelity Institutional
   Tax-Exempt Cash Fund......... 1,400,945  $  1,400,945
  Goldman Sachs Financial Square
   Tax Exempt Fund..............   100,000       100,000
                                            ------------
  TOTAL INVESTMENT
   COMPANIES..............................     1,500,945
                                            ------------
  TOTAL INVESTMENTS -- 100.0%               $469,219,145
    (Cost $469,219,145*)                    ============

---------------

* Also cost for Federal income tax purposes.

  LOC -- Letter of Credit

  AMBAC -- American Municipal Bond Assurance Corporation

  MBIA -- Municipal Bond Insurance Association

(A) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown represent interest rates of the security in effect as of November 30, 1997. Dates shown represent the latter of the demand date or the next interest rate change date, which is considered the maturity date for financial reporting purposes.

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA TAX EXEMPT MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              FOR THE SIX MONTHS
                                    ENDED                                 FOR THE YEAR ENDED MAY 31,
                                 NOVEMBER 30,       ----------------------------------------------------------------------
                                     1997
                                 (UNAUDITED)                 1997                    1996                    1995
                            ----------------------  ----------------------  ----------------------  ----------------------
                            INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL
                            -------------  -------  -------------  -------  -------------  -------  -------------  -------
Net asset value, beginning
 of period.................   $    1.00    $  1.00    $    1.00    $  1.00    $    1.00    $  1.00    $    1.00    $  1.00
                               --------    -------     --------    -------     --------    -------     --------    -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....        0.02       0.02         0.03       0.03         0.03       0.03         0.03       0.03
LESS DISTRIBUTIONS
 Dividends from net
   investment income.......       (0.02)     (0.02)       (0.03)     (0.03)       (0.03)     (0.03)       (0.03)     (0.03)
                               --------    -------     --------    -------     --------    -------     --------    -------
Net asset value, end of
 period....................   $    1.00    $  1.00    $    1.00    $  1.00    $    1.00    $  1.00    $    1.00    $  1.00
                               ========    =======     ========    =======     ========    =======     ========    =======
TOTAL RETURN...............        3.44%(3)   3.34%(3)     3.23%      3.12%        3.40%      3.29%        3.14%      3.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)..............   $ 393,043    $77,264    $ 370,679    $71,917    $ 261,808    $85,928    $ 172,643    $51,916
 Ratio of expenses to
   average net assets......        0.30%(1,3) 0.40%(2,3)   0.29%(1)   0.39%(2)     0.30%(1)   0.40%(2)     0.35%(1)   0.46%(2)
 Ratio of net investment
   income to average net
   assets..................        3.39%(1,3) 3.29%(2,3)   3.18%(1)   3.08%(2)     3.33%(1)   3.23%(2)     3.15%(1)   3.17%(2)


                                      1994                    1993
                             ----------------------  ----------------------
                             INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL
                             -------------  -------  -------------  -------
Net asset value, beginning
 of period.................    $    1.00    $  1.00     $  1.00     $  1.00
                                --------    -------     -------     -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....         0.02       0.02        0.02        0.02
LESS DISTRIBUTIONS
 Dividends from net
   investment income.......        (0.02)     (0.02)      (0.02)      (0.02)
                                --------    -------     -------     -------
Net asset value, end of
 period....................    $    1.00    $  1.00     $  1.00     $  1.00
                                ========    =======     =======     =======
TOTAL RETURN...............         2.06%      1.96%       2.18%       2.07%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)..............    $ 139,015    $17,819     $58,928     $17,791
 Ratio of expenses to
   average net assets......         0.33%(1)   0.43%(2)    0.36%(1)    0.46%(2)
 Ratio of net investment
   income to average net
   assets..................         2.05%(1)   1.94%(2)    2.16%(1)    2.06%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .50% and 3.19%, and .49% and 2.98%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .51% and 3.12%, and .56% and 2.94%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994 and 1993 would have been .53% and 1.85%, and .56% and 1.96%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .60% and 3.09%, and .59% and 2.88%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .61% and 3.02%, and .67% and 2.96%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994 and 1993 would have been .63% and 1.74%, and .66% and 1.86%, respectively.

(3) Annualized.

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997           ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- 98.6%
PENNSYLVANIA -- 95.6%
  Allegheny County Higher
    Education Building
    Authority (University of
    Pittsburgh Project) Series
    1985 B (VMIG-1, NR)
      3.75%.......... 12/07/97  $      600  $    600,000
  Allegheny County Hospital
    Development Authority
    Health Center Development
    (NR, A-1)
      3.70%.......... 01/23/98       3,200     3,200,000
  Allegheny County Hospital
    Development Authority
    Revenue (Allegheny General
    Hospital Project) Series
    1995B (LOC Morgan Guaranty
    Trust) (VMIG-1, A-1+)
      3.80%.......... 12/01/97       1,500     1,500,000
  Beaver County Industrial
    Development Revenue
    (Duquesne Power & Light)
    Series B (P-1, A-1+)
      3.85%.......... 12/07/97         600       600,000
  Beaver County Industrial
    Development Revenue
    Refunding (Duquesne Power
    & Light) Series 1990 C
    (VMIG-1, A-1+)
      3.70%.......... 12/08/97       1,500     1,500,000
  Beaver County Industrial
    Development Revenue
    (Duquesne Power & Light)
    (VMIG-1, A-1+)
      3.70%.......... 01/21/98       1,000     1,000,000
      3.70%.......... 02/05/98       1,400     1,400,000

                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Bucks County Industrial
    Development Authority
    Revenue (Edgecomb Metals
    Project) (Aa3, NR)
      3.85%.......... 12/07/97  $    1,000  $  1,000,000
  Clinton County Tax & Revenue
    Anticipation Note General
    Obligation (NR, NR)
      3.90%.......... 12/31/97         870       870,103
  Delaware County Industrial
    Development Authority
    (B.P. Oil, Inc. Project)
    Series 1985 (P-1, A-1+)
      3.85%.......... 12/01/97       2,500     2,500,000
  Delaware County Industrial
    Development Authority
    (Philadelphia Electric Co.
    Project) Series 1988B
    (VMIG-1, A-1)
      3.65%.......... 02/02/98       2,000     2,000,000
      3.75%.......... 03/03/98       1,700     1,700,000
  Delaware County Industrial
    Development Authority
    Revenue (Scott Paper
    Company Project) Series A
    (P-1, A-1+)
      3.80%.......... 12/01/97         500       500,000
  Delaware County Industrial
    Development Authority
    (United Parcel Service
    Project) Series 1985 (NR,
    A-1+)
      3.80%.......... 12/01/97       3,300     3,300,000
  Delaware County Industrial
    Development Authority
    Revenue (Recovery
    Facility) Series G (P-1,
    A-1+)
      3.85%.......... 12/03/97       1,005     1,005,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Delaware County Industrial
Development Authority Solid
Waste (Scott Paper Co.
Project) Series 1984 A (LOC
Fuji Bank) (P-1, A-1+)
      3.80%.......... 12/07/97  $    2,900  $  2,900,000
  Delaware Valley Finance
    Authority Local Government
    Revenue Series 1985 C
      (VMIG-1, A-1+)
      3.80%.......... 12/01/97       1,500     1,500,000
    Series 1985 D (LOC Credit
      Suisse) (VMIG-1, A-1+)
      3.80%.......... 12/07/97       2,600     2,600,000
  Emmaus General Authority
    Local Government Revenue
    Pooled Series 7 (LOC
    Midland Bank) (NR, A-1+)
      3.95%.......... 12/01/97       1,500     1,500,000
  Emmaus General Authority
    (LOC Canadian Imperial
    Bank) (NR, A-1+)
      3.95%.......... 12/07/97       1,500     1,500,000
  Geisinger Authority Health
    System Series 1992 B (LOC
    Morgan Guaranty) (P1,
    A-1+)
      3.80%.......... 12/01/97       2,400     2,400,000
  Lancaster College Higher
    Education Authority
    Revenue (Franklin &
    Marshall College Project)
    Series 1997 (LOC Chase
    Manhattan) (VMIG-1, A-1)
      4.05%.......... 12/01/97       1,000     1,000,000
                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Lehigh County General
    Purpose Revenue (Lehigh
    Valley Hospital) Series A
    (VMIG-1, NR)
      3.80%.......... 12/01/97  $    2,600  $  2,600,000
  Mercersburg Boro General
    Purpose (Mercersburg
    College) Series 1997 (LOC
    Mellon Bank) (NR, A-1)
      4.05%.......... 12/07/97       2,255     2,255,000
  Montgomery County Higher
    Education and Health
    Authority Series 1988
    (AMBAC Insured) (LOC Swiss
    Bank) (VMIG-1, A-1+)
      3.80%.......... 12/07/97       1,100     1,100,000
  Norristown Tax & Revenue
    Anticipation Notes (NR,
    NR]
      3.90%.......... 12/31/97       2,000     2,000,000
  Pennsylvania State General
    Obligation First Series A
    (Aa3, AA)
      6.50%.......... 06/01/98       1,200     1,215,533
  Pennsylvania State General
    Obligation Series A (Aa3,
    AA)
      7.00%.......... 05/15/98       1,000     1,029,201
  Pennsylvania State Higher
    Education Facilities
    Authority Revenue
    (Allegheny College
    Project) (LOC Mellon Bank)
    (A-1)
      3.85%.......... 12/07/97       1,750     1,750,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Pennsylvania State Higher
Education Facilities Authority
Revenue (Carnegie Mellon
Project) Series 1995B (LOC
Union
  Bank of Switzerland)
  (NR, A-1+)
      3.80%.......... 12/01/97  $    1,500  $  1,500,000
    Series 1995C (LOC Mellon
      Bank) (NR, A-1+)
      3.80%.......... 12/01/97       1,000     1,000,000
  Pennsylvania State Higher
    Education Facilities
    Authority Revenue (Drexel
    University Project) (LOC
    PNC Bank) (NR, A-1)
      4.25%.......... 08/01/98         175       175,258
  Pennsylvania State Higher
    Education Facilities
    Authority Revenue
    (University of
    Pennsylvania Health
    Services Project) Series C
    (LOC Credit Suisse)
    (VMIG-1, A-1+)
      3.85%.......... 12/07/97       1,000     1,000,000
  Pennsylvania State Tax
    Anticipation Notes (MIG-1,
    SP-1)
      4.50%.......... 06/30/98       2,000     2,009,030
  Philadelphia Gas Works
    Revenue Notes Series B
    (LOC Canadian Imperial)
    (P-1, A-1+)
      3.75%.......... 03/10/98       2,000     2,000,000
  Philadelphia Hospital &
    Higher Education Facility
    Authority (Children's
    Hospital Project) Series
    1992 B (VMIG-1, A-1+)
      3.80%.......... 12/01/97       3,800     3,800,000
                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia School District
    Tax & Revenue Anticipation
    Note (LOC Commerce Bank)
    (MIG-1, SP-1)
      4.50%.......... 06/30/98  $    4,100  $  4,113,135
  Pittsburgh School District
    Series B (FGIC Insured)
    (Aaa, AAA)
      7.10%.......... 02/01/98         685       702,403
  Quakertown General
    Authority, Series A (LOC
    PNC Bank) (VMIG-1, A-1)
      4.05%.......... 12/04/97       2,440     2,440,000
  Sayre Health Care Facilities
    Authority (Capital Asset
    Finance Group) (AMBAC
    Insured) (LOC Mellon Bank)
    Series 1985 B (Aaa, A-1)
      3.85%.......... 12/01/97       2,600     2,600,000
  Sayre Health Care Facility
    Authority (VHA Capital
    Financing Project) Series
    1985 A (AMBAC   Insured)
    (LOC Mellon   Bank) (NR,
    A-1)
      3.85%.......... 12/07/97       1,000     1,000,000
    Series 1985 I
      (AMBAC Insured) (LOC
      First Chicago)
      (VMIG-1, A-1)
      3.85%.......... 12/01/97         500       500,000
  Schuylkill County Industrial
    Development Authority
    Resource Recovery
    (Gilberton Power Project)
    Series 1985 K (LOC Mellon
    Bank) (NR, A-1)
      3.85%.......... 12/07/97       3,600     3,600,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Schuylkill County Industrial
Development Authority Resource
Recovery (Westwood Energy
Properties) Series 1985 A
(P-1, NR)
      3.90%.......... 12/01/97  $    4,000  $  4,000,000
  Scranton -- Lackawanna
    Health and Welfare
    Authority Revenue
    (University of Scranton
    Project) (LOC PNC Bank)
    (NR, A-1)
      3.90%.......... 12/07/97       1,760     1,760,000
  Shaler Township Tax
    Anticipation Note (NR, NR)
      3.95%.......... 12/31/97       1,200     1,200,188
  Somerset County PA Hospital
    (NR, NR)
      4.25%.......... 12/07/97       3,000     3,001,387
  St. Mary Hospital Authority
    (Franciscan Health System
    Project) Series 1985 C
    (LOC Toronto Dominon)
    (VMIG-1, A-1+)
      3.80%.......... 12/07/97       1,300     1,300,000
  Temple University of the
    Commonwealth System of
    Higher Education (NR,
    SP1+)
      4.75%.......... 05/18/98       2,250     2,258,466
  University of Pittsburgh
    Higher Education
    (University Capital
    Project) Series 1989A (LOC
    Union Bank of Switzerland)
    (VMIG-1, NR)
      3.75%.......... 12/07/97         500       500,000
                                   PAR
                      MATURITY    (000)        VALUE
                      --------  ----------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Washington County Authority
    Lease Revenue Municipal
    Facilities Series B-1 (LOC
    CoreStates) (VMIG-1, NR)
      3.90%.......... 12/03/97  $    3,800  $  3,800,000
  York County General
    Authority Pooled Financing
    Revenue Series 1996 (LOC
    First Union National Bank
    of North Carolina) (NR,
    A-1)
      3.95%.......... 12/07/97       3,200     3,200,000
  York County Industrial
    Development Authority
    (Public Service Electric
    and Gas Co. Project)
    Series 1995-A (LOC Swiss
    Bank) (MBIA Insured)
    (VMIG-1, A-1+)
      3.65%.......... 12/07/97         600       600,000
  York County Industrial
    Development Authority
    Revenue (New Edgecomb
    Corporate Project) (LOC
    Banque Nationale Paris)
    (Aa3, NR)
      3.85%.......... 12/07/97         200       200,000
                                            ------------
                                              96,284,704
                                            ------------
PUERTO RICO -- 3.0%
  Puerto Rico Government
    Development Bank (NR,
    A-1+)
      3.45%.......... 12/04/97       3,000     3,000,000
                                            ------------
TOTAL MUNICIPAL BONDS.....................    99,284,704
                                            ------------

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(UNAUDITED)

                                 NUMBER OF
                                  SHARES       VALUE
                                 ---------  ------------
INVESTMENT COMPANIES -- 1.4%
  Federated Investors
   Pennsylvania Municipal Cash
   Trust........................ 1,440,424  $  1,440,424
                                            ------------
  TOTAL INVESTMENTS--100.0%                 $100,725,128
                                            ============
    (Cost $100,725,128*)
---------------
*   Also cost for Federal income tax purposes.
     LOC -- Letter of Credit
     AMBAC -- American Municipal Bond Assurance Company
     FGIC -- Federal Guaranty Insurance Corporation
     MBIA -- Municipal Bond Insurance Association
(A) Variable rate securities. Interest rates vary
    periodically based on current market rates. Rates
    shown represent interest rates of the security in
    effect as of November 30, 1997. Dates shown
    represent the latter of the demand date or the next
    interest rate change date, which is considered the
    maturity date for financial reporting purposes.

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      FOR THE
                                 SIX MONTHS ENDED               FOR THE
                                 NOVEMBER 30, 1997            YEAR ENDED             FOR THE         FOR THE          FOR THE
                                    (UNAUDITED)             MAY 31, 1997(5)       PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                              -----------------------   -----------------------      MAY 31,        APRIL 30,        APRIL 30,
                              INSTITUTIONAL   RETAIL    INSTITUTIONAL   RETAIL(6)    1996(5)         1996(5)          1995(5)
                              -------------   -------   -------------   -------   -------------   --------------   --------------
Net asset value, beginning
  of period.................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00         $   1.00         $   1.00
                                 -------      -------      -------      -------      -------          -------          -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income.....        0.02         0.02         0.03         0.02         0.00             0.03             0.02
LESS DISTRIBUTIONS
  Dividends from net
    investment income.......       (0.02)       (0.02)       (0.03)       (0.02)       (0.00)           (0.03)           (0.02)
                                 -------      -------      -------      -------      -------          -------          -------
Net asset value, end of
  period....................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00         $   1.00         $   1.00
                                 =======      =======      =======      =======      =======          =======          =======
TOTAL RETURN................        3.47%(3)     3.37%(3)     3.26%        3.18%        0.28%(4)         3.36%            2.32%(4)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's)..............     $72,794      $27,255      $60,876      $20,830      $68,742         $ 70,422         $ 56,668
  Ratio of expenses to
    average net assets......        0.35%(1,3)   0.45%(2,3)   0.41%(1)     0.46%(2,3)   0.55%(1,3)       0.55%(1)         0.55%(1,3)
  Ratio of net investment
    income to average net
    assets..................        3.41%(1,3)   3.32%(2,3)   3.20%(1)     3.27%(2,3)   3.24%(1,3)       3.29%(1)         3.21%(1,3)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Adviser and other affiliates for the Institutional class for the periods ended November 30, 1997, May 31, 1997, May 31, 1996, April 30, 1996, and April 30, 1995 would have been .60% and 3.16%, .74% and 2.87%, .97% and 2.82%, .96% and 2.88%, and 1.04% and 2.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Adviser and other affiliates for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .70% and 3.07%, and .71% and 3.02%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Activity for the period presented includes that of the Predecessor Fund through September 6, 1996. The Predecessor Fund commenced operations on August 10, 1994. During 1996, the Predecessor Fund changed its fiscal year end from April 30 to May 31.

(6) Retail class commenced operations on September 11, 1996.

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS MONEY MARKET SERIES

NOVEMBER 30, 1997
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                                                       PENNSYLVANIA
                                                          GOVERNMENT       TREASURY      TAX EXEMPT     TAX EXEMPT
                                        MONEY MARKET     MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                            FUND             FUND            FUND           FUND           FUND
                                       --------------   --------------   ------------   ------------   ------------
ASSETS
Investments at value (Cost
  $2,226,260,058, $1,195,317,509,
  $322,477,137, $469,219,145 and
  $100,725,128, respectively)........  $2,226,260,058   $1,195,317,509   $322,477,137   $469,219,145   $100,725,128
Interest receivable..................       2,363,270          159,040     1,015,262      2,678,997        663,756
Prepaid expenses.....................          50,559               --         4,847          2,682          5,232
                                       --------------   --------------   ------------   ------------   ------------
TOTAL ASSETS.........................   2,228,673,887    1,195,476,549   323,497,246    471,900,824    101,394,116
                                       --------------   --------------   ------------   ------------   ------------
LIABILITIES
Dividends payable -- Institutional
  class..............................       8,136,986        4,067,244     1,127,261      1,137,151        209,030
Dividends payable -- Retail class....       1,829,761          885,848        22,458        206,678         68,915
Payable for investments purchased....              --               --            --             --      1,000,000
Accrued expenses.....................       1,694,650          803,003       197,448        250,553         67,488
                                       --------------   --------------   ------------   ------------   ------------
TOTAL LIABILITIES....................      11,661,397        5,756,095     1,347,167      1,594,382      1,345,433
                                       --------------   --------------   ------------   ------------   ------------
NET ASSETS...........................  $2,217,012,490   $1,189,720,454   $322,150,079   $470,306,442   $100,048,683
                                       ==============   ==============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital......................  $2,217,025,243   $1,189,722,328   $322,131,708   $470,297,472   $100,061,804
Accumulated net realized gain/(loss)
  on investments sold................         (12,753)          (1,874)       18,371          8,970        (13,121)
                                       --------------   --------------   ------------   ------------   ------------
                                       $2,217,012,490   $1,189,720,454   $322,150,079   $470,306,442   $100,048,683
                                       ==============   ==============   ============   ============   ============
Net Assets -- Institutional class....  $1,760,876,919   $  992,794,433   $316,213,930   $393,042,764   $72,793,809
Shares outstanding -- Institutional
  class..............................   1,760,885,159      992,795,924   316,195,776    393,035,732     72,803,727
Net asset value, Offering price and
  Redemption price per share --
  Institutional class................  $         1.00   $         1.00   $      1.00    $      1.00    $      1.00
                                       ==============   ==============   ============   ============   ============
Net Assets -- Retail class...........  $  456,135,571   $  196,926,021   $ 5,936,149    $77,263,678    $27,254,874
Shares outstanding -- Retail class...     456,140,084      196,926,404     5,935,932     77,261,740     27,258,077
Net asset value, Offering price and
  Redemption price per share --
  Retail class.......................  $         1.00   $         1.00   $      1.00    $      1.00    $      1.00
                                       ==============   ==============   ============   ============   ============

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS MONEY MARKET SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
(UNAUDITED)

                                                                                                             PENNSYLVANIA
                                                        GOVERNMENT         TREASURY         TAX EXEMPT        TAX EXEMPT
                                     MONEY MARKET      MONEY MARKET      MONEY MARKET      MONEY MARKET      MONEY MARKET
                                         FUND              FUND              FUND              FUND              FUND
                                     ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Interest........................   $68,808,363       $29,518,288        $7,645,241        $8,291,294        $1,652,644
                                     ------------      -----------       -----------       -----------        ----------
EXPENSES:
  Investment Advisory fees........     4,263,460         1,854,823           439,874           787,226           175,718
  12b-1 fees......................       487,253           211,980            58,650            89,969            17,572
  Administration fees.............       284,994           124,052            34,352            95,123            18,577
  Distribution fees...............       251,572           115,858            33,749            49,004             1,517
  Registration and filing fees....       235,820           140,363             1,593            17,949             4,498
  Shareholder servicing
    fees-Retail class only........       197,249            96,073             3,094            32,210            10,988
  Custodian fees..................       110,664            55,210            19,831            27,653             8,845
  Legal fees......................        93,765            44,719            16,665            16,643             3,180
  Transfer Agent fees.............        53,219            14,805            14,934            15,223            14,517
  Trustees' fees..................        28,847            15,168             6,011             6,371               942
  Insurance.......................        22,635            10,676             4,035             4,325               595
  Printing and shareholder
    reports.......................        17,415             2,264             1,746             3,179             4,077
  Audit fees......................        16,936             9,920             6,227             6,159             2,695
  Miscellaneous...................        11,011            10,279             2,733             6,231             8,366
  Amortization of organization
    costs.........................            --                --             2,077                --             1,858
  Fees waived by Investment
    Advisers......................    (1,218,132)         (529,949)          (73,312)         (449,844)         (109,824)
                                     ------------      -----------       -----------       -----------        ----------
  Total expenses..................     4,856,708         2,176,241           572,259           707,421           164,121
                                     ------------      -----------       -----------       -----------        ----------
NET INVESTMENT INCOME.............    63,951,655        27,342,047         7,072,982         7,583,873         1,488,523
                                     ------------      -----------       -----------       -----------        ----------
NET REALIZED GAIN/(LOSS) ON
  INVESTMENTS SOLD................        (3,260)               --             6,061                --            (9,920)
                                     ------------      -----------       -----------       -----------        ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......   $63,948,395       $27,342,047        $7,079,043        $7,583,873        $1,478,603
                                     ============      ===========       ===========       ===========        ==========

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                             MONEY MARKET FUND               GOVERNMENT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
                    -----------------------------------    ---------------------------------    ---------------------------------
                         FOR THE                                FOR THE                              FOR THE
                    SIX MONTHS ENDED        FOR THE        SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED       FOR THE
                    NOVEMBER 30, 1997      YEAR ENDED      NOVEMBER 30, 1997     YEAR ENDED     NOVEMBER 30, 1997     YEAR ENDED
                       (UNAUDITED)        MAY 31, 1997        (UNAUDITED)       MAY 31, 1997       (UNAUDITED)       MAY 31, 1997
                    -----------------    --------------    -----------------    ------------    -----------------    ------------
Net increase in
  net assets
  resulting from
  net investment
  income and
  amount of
  income
  distributions
  to
  shareholders...    $    63,951,655     $  102,513,233     $    27,342,047     $48,418,277       $   7,072,982      $ 15,207,995
                      ==============     ==============      ==============     ============       ============      ============
Increase/(decrease)
  in net assets
  derived from
  Fund share
  transactions...        (72,176,441)       601,692,762         218,929,071      97,703,883          40,138,637       (34,605,665)
Net realized
  gain/(loss) on
  investments
  sold...........             (3,260)            (1,179)                 --              --               6,061            16,727
Distributions
  from net
  realized
  gains..........                 --                 --                  --              --              (1,883)          (14,238)
NET ASSETS:
  Beginning of
    period.......      2,289,192,191      1,687,500,608         970,791,383     873,087,500         282,007,264       316,610,440
                      --------------     --------------      --------------     ------------       ------------      ------------
  End of
    period.......    $ 2,217,012,490     $2,289,192,191     $ 1,189,720,454     $970,791,383      $ 322,150,079      $282,007,264
                      ==============     ==============      ==============     ============       ============      ============

                                TAX EXEMPT                      PENNSYLVANIA TAX EXEMPT
                             MONEY MARKET FUND                     MONEY MARKET FUND
                    -----------------------------------    ---------------------------------
                         FOR THE                                FOR THE           FOR THE
                    SIX MONTHS ENDED        FOR THE        SIX MONTHS ENDED      YEAR ENDED
                    NOVEMBER 30, 1997      YEAR ENDED      NOVEMBER 30, 1997      MAY 31,
                       (UNAUDITED)        MAY 31, 1997        (UNAUDITED)         1997(1)
                    -----------------    --------------    -----------------    ------------
Net increase in
  net assets
  resulting from
  net investment
  income and
  amount of
  income
  distributions
  to
  shareholders...    $     7,583,873     $   12,102,765     $     1,488,523     $  2,410,144
                      ==============     ==============      ==============     ============
Increase in net
  assets derived
  from Fund share
  transactions...         27,713,067         94,846,628          18,352,554       13,233,933
Net realized
  gain/(loss) on
  investments
  sold...........                 --             13,140              (9,920)              26
Distributions
  from net
  realized
  gains..........             (2,711)                --                  --               --
NET ASSETS:
  Beginning of
    period.......        442,596,086        347,736,318          81,706,049       68,472,090
                      --------------     --------------      --------------     ------------
  End of
    period.......    $   470,306,442     $  442,596,086     $   100,048,683     $ 81,706,049
                      ==============     ==============      ==============     ============

(1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  FUND ORGANIZATION

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series of twenty-one funds each of which is authorized to issue two classes of shares designated as Institutional and Retail Shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different shareholder service fees and investment minimums (See Note 5).

The Trust currently has four Series that consist of the following Funds:

  Money Market Series

Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax Exempt Money Market Fund and Pennsylvania Tax Exempt Money Market Fund;

  Equity Series

International Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Equity Growth Fund, Core Equity Fund, Equity Income Fund and Equity Index Fund;

  Tax Exempt Series

Ohio Tax Exempt Fund, Pennsylvania Municipal Fund and National Tax Exempt Fund;

  Income Series

Total Return Advantage Fund, Intermediate Bond Fund, Enhanced Income Fund, GNMA Fund, Bond Fund and Real Return Advantage Fund.

  As of the date of this report, the Equity Index, National Tax Exempt and Real Return Advantage Funds have not commenced operations.

  Effective November 19, 1997, the names of the Armada Government, Treasury, Tax Exempt and Pennsylvania Tax Exempt Funds were changed to the Armada Government Money Market, Treasury Money Market, Tax Exempt Money Market and the Pennsylvania Tax Exempt Money Market Funds, respectively.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor"). A new investment advisory agreement between Inventor and affiliates of National City received shareholder approval in May, 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Tax Exempt Money Market Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $74,142,677 in exchange for shares of the Armada Pennsylvania Tax Exempt Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Tax Exempt Fund for the year ended May 31, 1997 include those of the Predecessor Fund.

  In accordance with provisions of the Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, and Pennsylvania Tax Exempt Money Market Funds (the "Funds") in preparation of their financial statements.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The Pennsylvania Tax Exempt Money Market Fund has invested substantially all of its assets in the municipal obligations of that state. The Tax Exempt Money Market Fund invests in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting the states and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds.

  PORTFOLIO VALUATION: Investment securities in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds are valued twice daily for processing subscription and redemption orders. Investment securities are valued on the basis of amortized cost which has been determined by the Board of Trustees to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of any applicable discount or premium.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Expenses common to all the Funds in the Trust are allocated among them.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares dividends daily from net investment income and pays such dividends no later than five business days after the end of the month. Net investment income of the Money Market, Government Money Market, and Treasury Money Market Funds consists of interest accrued and discount earned (including both original issue and market discount), less amortization of any market premium and accrued expenses. Net investment income of the Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts in the financial statements, such amounts are reported separately.

  REPURCHASE AGREEMENTS: Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and State securities regulations. All organization expenses are being amortized on a straight-line basis over a period of five years from the date of commencement of operations.

3.  INVESTMENT ADVISER, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, (the "Adviser"), a wholly-owned subsidiary of National City Corporation, are payable monthly based on an annual rate of .35% of the average daily net assets of each of the Money Market, Government Money Market and Tax Exempt Money Market Funds, .30% of the average daily net assets of the Treasury Money Market Fund, and .40% of the average daily net assets of the Pennsylvania Tax Exempt Money Market Fund. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Tax Exempt Money Market Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continued to serve under an agreement with National City Bank and was entitled to earn a fee pursuant to such agreement. Effective October 1, 1997, the agreement with the Sub-Adviser was terminated and the Adviser assumed full investment management responsibilities. The Adviser may from time to time waive its fees payable by the Funds. For the period ended November 1997, the Adviser has earned and waived the following fees:

                                     EARNED        WAIVED
                                   ----------    ----------
Money Market Fund...............   $4,263,460    $1,218,132
Government Money Market Fund....    1,854,823       529,949
Treasury Money Market Fund......      439,874        73,312
Tax Exempt Money Market Fund....      787,226       449,844
Pennsylvania Tax Exempt Money
  Market Fund...................      175,718       109,824

  At November 30, 1997, Advisory fees accrued and unpaid amounted to:

Money Market Fund............................   $474,053
Government Money Market Fund.................    240,094
Treasury Money Market Fund...................     46,560
Tax Exempt Money Market Fund.................     57,973
Pennsylvania Tax Exempt Money Market Fund....     17,179

  The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .10% on an annualized basis of the net asset value of the Retail shares of the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds (See Note 5). For the period ended November 30, 1997, fees paid under the Services Plan to NatCity Investments, Inc. and National City Bank of Columbus, wholly-owned

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

subsidiaries of National City Corporation, amounted to:

                          NATIONAL CITY          NATCITY
                         BANK OF COLUMBUS    INVESTMENTS INC.
                         ----------------    ----------------
Money Market Fund.....       $ 71,251            $119,726
Government Money
  Market Fund.........         81,040              11,008
Treasury Money Market
  Fund................            449               2,602
Tax Exempt Money
  Market Fund.........          9,938              22,199
Pennsylvania Tax
  Exempt Money Market
  Fund................          9,865                 670

  National City Bank serves as the Funds' Custodian. For the period ended November 30, 1997, National City Bank earned custodian fees as follows:

Money Market Fund............................   $110,664
Government Money Market Fund.................     55,210
Treasury Money Market Fund...................     19,831
Tax Exempt Money Market Fund.................     27,653
Pennsylvania Tax Exempt Money Market Fund....      8,845

  Pursuant to Board of Trustees' approval, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor"), began serving as the Trust's Distributor on March 10, 1997. Each Fund pays a fee to the Distributor for distributing its shares. Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor for services provided and expenses assumed in providing advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual base fee of $1,250,000, plus incentive fees related to asset growth, which are allocated among the investment funds with respect to which the Distributor is distributing shares.

  440 Financial Distributors, Inc., ("440") a wholly-owned subsidiary of The Shareholder Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's Distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.

  SEI served as distributor to the Pennsylvania Tax Exempt Money Market Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

  Expenses for the period ended November 30, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

  PFPC Inc. ("PFPC") serves as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund pays PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses. An officer of PFPC serves as Treasurer to the Trust.

4.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Since the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown on the following pages for such transactions.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                           FOR THE PERIOD ENDED
                                                                             NOVEMBER 30, 1997
                                                                                (UNAUDITED)
                                                                       -----------------------------
                                                                       INSTITUTIONAL       RETAIL
                                                                           CLASS           CLASS
                                                                       --------------   ------------
MONEY MARKET FUND
Shares sold..........................................................  $2,951,755,604   $829,956,254
Shares reinvested....................................................       1,870,993      6,835,999
Shares repurchased...................................................  (3,135,767,474)  (726,827,817)
                                                                       --------------   -------------
Net increase/(decrease)..............................................  $ (182,140,877)  $109,964,436
                                                                       ==============   =============
GOVERNMENT MONEY MARKET FUND
Shares sold..........................................................  $1,504,994,319   $245,963,935
Shares reinvested....................................................         124,175        637,711
Shares repurchased...................................................  (1,323,986,285)  (208,804,784)
                                                                       --------------   -------------
Net increase.........................................................  $  181,132,209   $ 37,796,862
                                                                       ==============   =============
TREASURY MONEY MARKET FUND
Shares sold..........................................................  $  664,629,312   $  5,885,583
Shares reinvested....................................................          10,378        141,402
Shares repurchased...................................................    (624,757,084)    (5,770,954)
                                                                       --------------   -------------
Net increase.........................................................  $   39,882,606   $    256,031
                                                                       ==============   =============
TAX EXEMPT MONEY MARKET FUND
Shares sold..........................................................  $  375,256,846   $159,930,318
Shares reinvested....................................................             507      1,059,833
Shares repurchased...................................................    (352,891,462)  (155,642,975)
                                                                       --------------   -------------
Net increase.........................................................  $   22,365,891   $  5,347,176
                                                                       ==============   =============
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
Shares sold..........................................................  $  112,252,756   $ 54,721,842
Shares reinvested....................................................             515        100,017
Shares repurchased...................................................    (100,329,227)   (48,393,349)
                                                                       --------------   -------------
Net increase.........................................................  $   11,924,044   $  6,428,510
                                                                       ==============   =============

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                             FOR THE YEAR ENDED
                                                                                MAY 31, 1997
                                                                      --------------------------------
                                                                      INSTITUTIONAL        RETAIL
                                                                          CLASS             CLASS
                                                                      --------------   ---------------
MONEY MARKET FUND
Shares sold.........................................................  $5,045,819,104   $ 1,653,854,681
Shares reinvested...................................................          24,146        13,094,323
Shares repurchased..................................................  (4,447,235,733)   (1,663,863,759)
                                                                      --------------     -------------
Net increase........................................................  $  598,607,517   $     3,085,245
                                                                      ==============     =============
GOVERNMENT MONEY MARKET FUND
Shares sold.........................................................  $2,930,558,838   $   434,038,296
Shares reinvested...................................................         422,662         1,148,634
Shares repurchased..................................................  (2,861,212,866)     (407,251,681)
                                                                      --------------     -------------
Net increase........................................................  $   69,768,634   $    27,935,249
                                                                      ==============     =============
TREASURY MONEY MARKET FUND
Shares sold.........................................................  $1,140,870,083   $    31,457,071
Shares reinvested...................................................             774           238,543
Shares repurchased..................................................  (1,176,801,209)      (30,370,927)
                                                                      --------------     -------------
Net increase/(decrease).............................................  $  (35,930,352)  $     1,324,687
                                                                      ==============     =============
TAX EXEMPT MONEY MARKET FUND
Shares sold.........................................................  $  631,572,058   $   334,988,273
Shares reinvested...................................................             343         2,089,900
Shares repurchased..................................................    (522,712,255)     (351,091,691)
                                                                      --------------     -------------
Net increase/(decrease).............................................  $  108,860,146   $   (14,013,518)
                                                                      ==============     =============
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
Shares sold.........................................................  $  180,573,040   $    59,050,127
Shares reinvested...................................................          22,806            52,288
Shares repurchased..................................................    (188,191,480)      (38,272,848)
                                                                      --------------     -------------
Net increase/(decrease).............................................  $   (7,595,634)  $    20,829,567
                                                                      ==============     =============

5. SUBSEQUENT EVENTS

  Effective January 1, 1998, the Money Market Fund commenced offering B shares. B shares, like Retail shares, are subject to shareholder servicing fees under a services plan. In addition, B shares have in place a separate Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund will pay up to a maximum of .75% per annum of the average net assets of B shares. B shares are subject to a contingent deferred sales charge, which may be reduced or waived under certain circumstances.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Effective January 1, 1998, fees payable under the Services Plan have been increased to .15% on an annualized basis of the net asset value of the Retail shares of the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds.

6. RESULTS OF PROXY VOTING

  A special meeting of the Shareholders of the Funds was held on November 19, 1997. Shareholders of the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds each approved the following proposals:

PROPOSAL 1.

  To approve a new Investment Advisory Agreement between the Trust and National City Bank.

  At least 62.08% of shareholders in each Fund voted to approve the proposal. No more than 1.99% in each Fund voted against the proposal.

PROPOSAL 3A.

  To approve changes to the fundamental investment limitation on underwriting activities.

  At least 54.30% of shareholders in each Fund voted to approve the proposal. No more than 8.38% in each Fund voted against the proposal.

PROPOSAL 3B.

  To approve changes to the fundamental investment limitation on real estate related transactions.

  At least 52.38% of shareholders in each Fund voted to approve the proposal. No more than 10.32% in each Fund voted against the proposal.

PROPOSAL 3C.

  To approve changes to the fundamental investment limitation on investment in commodities.

  At least 51.81% of shareholders in each Fund voted to approve the proposal. No more than 10.84% in each Fund voted against the proposal.

PROPOSAL 3D.

  To approve changes to the fundamental investment limitation regarding industry concentration.

  At least 52.96% of shareholders in each Fund voted to approve the proposal. No more than 9.48% in each Fund voted against the proposal.

PROPOSAL 3E.

  To approve changes to the fundamental investment limitation on loans.

  At least 54.25% of shareholders in each Fund voted to approve the proposal. No more than 8.52% in each Fund voted against the proposal.

PROPOSAL 3F.

  To approve changes to the fundamental investment limitation on borrowing and issuance of senior securities.

  At least 54.18% of shareholders in each Fund voted to approve the proposal. No more than 8.44% in each Fund voted against the proposal.

PROPOSAL 4A.

  To approve a change in the fundamental investment policies related to limitations on investments in other investment companies to make such policies non-fundamental.

  At least 53.84% of shareholders in each Fund voted to approve the proposal. No more than 10.13% in each Fund voted against the proposal.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PROPOSAL 4B.

  To approve a change in the fundamental investment policies related to limitations on illiquid securities to make such policies non-fundamental.

  At least 52.26% of shareholders in each Fund voted to approve the proposal. No more than 10.36% in each Fund voted against the proposal.

PROPOSAL 4C.

  To approve a change in the fundamental investment policies related to limitations on purchasing securities on margin to make such policies non-fundamental.

  At least 52.10% of shareholders in each Fund voted to approve the proposal. No more than 10.57% in each Fund voted against the proposal.

PROPOSAL 4D.

  To approve a change in the fundamental investment policies related to limitations on purchasing securities of companies for the purpose of exercising control to make such policies non-fundamental.

  At least 52.13% of shareholders in each Fund voted to approve the proposal. No more than 10.44% in each Fund voted against the proposal.

PROPOSAL 4E.

  To approve a change in the fundamental investment policies related to limitations on writing or selling put options, call options, straddles, spreads, or any combination thereof to make such policies non-fundamental (Excludes Pennsylvania Tax Exempt Money Market Fund).

  At least 51.99% of shareholders in each Fund voted to approve the proposal. No more than 10.59% in each Fund voted against the proposal.

PROPOSAL 4F.

  To approve a change in the fundamental investment policies related to limitations on purchasing or retaining securities of any issuer if officers or trustees/directors of the Trust or any of its investment advisers own beneficially more than certain percentages of that issuer's securities to make such policies non-fundamental (Excludes Pennsylvania Tax Exempt Money Market
Fund).

  At least 51.60% of shareholders in each Fund voted to approve the proposal. No more than 10.92% in each Fund voted against the proposal.

PROPOSAL 4G.

  To approve a change related to the limitation of investing in securities issued by companies with less than three years of operations (Tax Exempt Money Market Fund only).

  88.78% of shareholders voted to approve the proposal. 2.27% of shareholders voted against the proposal.

PROPOSAL 4I.

  To approve a change in the fundamental investment policy related to the best efforts to maintain a constant net asset value of $1.00 per share to make such policy non-fundamental (Pennsylvania Tax Exempt Money Market Fund only).

  81.85% of shareholders voted to approve the proposal. No shareholders voted against the proposal.

PROPOSAL 5.

  To approve a change in the fundamental investment objective to make the investment objective non-fundamental (Excludes Pennsylvania Tax Exempt Money Market Fund).

  At least 50.85% of shareholders in each Fund voted to approve the proposal. No more than 14.31% in each Fund voted against the proposal.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PROPOSAL 6.

  Election of Trustees: For all Armada Funds, Institutional and Retail.

  At least 92.53% of voting shareholders voted to elect each Trustee. No more than 7.47% of voting shareholders withheld authority to elect a Trustee.

LOGO   ARMADA FUNDS

BOARD OF TRUSTEES

ROBERT D. NEARY
Chairman
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Zurn Industries, Inc.

HERBERT R. MARTENS, JR.
President
Executive Vice President,
     National City Corporation
Chairman, President and Chief Executive
     Officer, NatCity Investments, Inc.

LEIGH CARTER
Retired President and Chief Operating
     Officer, B.F. Goodrich Company
Director:
Acromed Corporation
Kirtland Capital Corporation
Morrison Products

JOHN F. DURKOTT
President and Chief Operating Officer,
     Kittle's Home Furnishing's Center, Inc.
ROBERT J. FARLING
Retired Chairman, President and
     Chief Executive Officer, Centerior Energy
Director:
Republic Engineered Steels

RICHARD W. FURST, DEAN
Professor of Finance and Dean
     Carol Martin Gatton College of Business
     and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation

GERALD L. GHERLEIN
Executive Vice President and General
     Counsel, Eaton Corporation
Trustee:
Meridia Health System
WVIZ Educational Television

J. WILLIAM PULLEN
President and Chief Executive Officer,
     Whayne Supply Company

LOGO   NOTES

[ARMADA FUNDS LOGO]                                         BULK RATE
                                                           U.S POSTAGE
Oaks, Pennsylvania 19456                                       PAID
                                                          CLEVELAND, OH
                                                         PERMIT NO. 1535


INVESTMENT ADVISOR

AFFILIATE OF
NATIONAL CITY
CORPORATION

National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114



AF-807 (1/98)